Annual Total Returns - American Century Quantitative Equity Funds Prospectus	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	18.42%	24.70%	24.36%	(22.92%)	26.52%	14.50%	28.35%	(6.30%)	21.85%	9.98%
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	17.20%	31.36%	43.07%	(31.44%)	23.81%	33.13%	29.94%	(5.58%)	26.06%	8.45%
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	14.92%	13.26%	8.44%	(12.61%)	23.70%	11.88%	23.98%	(6.86%)	20.62%	13.57%
GLOBAL GOLD FUND | GLOBAL GOLD FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	158.48%	15.11%	7.51%	(12.55%)	(8.86%)	18.94%	37.84%	(7.43%)	10.62%	52.95%
SMALL COMPANY FUND | SMALL COMPANY FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	12.93%	4.44%	21.29%	(21.39%)	20.97%	16.40%	19.71%	(14.38%)	10.58%	18.05%
UTILITIES FUND | UTILITIES FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	16.81%	24.32%	(7.49%)	(5.08%)	13.74%	(2.42%)	19.93%	0.91%	0.62%	23.61%